Securities Financing Activities (Tables)	3 Months Ended
Mar. 31, 2011
Securities Financing Activities (Tables) [Abstract]
Components of Collateralized Financings

(in millions)	March 31, 2011	December 31, 2010

Securities purchased under resale agreements(a)	$216,988	$222,302
Securities borrowed(b)	119,000	123,587

Securities sold under repurchase agreements(c)	$259,147	$262,722
Securities loaned	23,124	10,592

(a)	At March 31, 2011, and December 31, 2010, included resale agreements of $20.0 billion and $20.3 billion, respectively, accounted for at fair value.

(b)	At March 31, 2011, and December 31, 2010, included securities borrowed of $15.3 billion and $14.0 billion, respectively, accounted for at fair value.

(c)	At March 31, 2011, and December 31, 2010, included repurchase agreements of $6.2 billion and $4.1 billion, respectively, accounted for at fair value.